OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER NON-CURRENT ASSETS
Financial assets, Long-term receivables	¥ 127,390		¥ 127,754
Less: impairment	(15,542)
Financial assets, Long-term receivables, net of impairment	111,848		127,754
Prepayment for mining rights	806,534		809,722
Long-term prepaid expenses	593,011		654,291
Deferred losses for sales and leaseback transactions	97,070		396,368
Input VAT to be deducted	294,420		388,271
Rent concessions	376,917		257,899
Others	195,146		531,615
Total non-financial assets	2,363,098		3,038,166
Total other non-current assets	¥ 2,474,946	$ 388,373	¥ 3,165,920